Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	VALUE LINE ASSET ALLOCATION FUND, INC
Entity Central Index Key	0000904170
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2024
Document Effective Date	Apr. 29, 2024
Prospectus Date	May 01, 2024
VALUE LINE ASSET ALLOCATION FUND INC | VALUE LINE ASSET ALLOCATION FUND INC
Prospectus:
Trading Symbol	VLAAX
VALUE LINE ASSET ALLOCATION FUND INC | Institutional
Prospectus:
Trading Symbol	VLAIX